Net Change In Non-Cash Operating Working Capital	12 Months Ended
Mar. 31, 2022
Text Block [Abstract]
Net Change In Non-Cash Operating Working Capital
30.	NET CHANGE IN NON-CASH OPERATING WORKING CAPITAL

Years ended,	March 31, 2022	March 31, 2021	March 31, 2020
Accounts receivable	$(127.0)	$(47.2)	$88.4
Taxes payable and accrued taxes	(22.1)	16.7	3.7
Inventories	(63.6)	(33.6)	(36.8)
Prepaid expenses and other current assets	12.5	(70.3)	20.2
Accounts payable and accrued liabilities	166.6	(21.2)	(42.4)
Derivative financial instruments (net)	12.5	(15.3)	1.2
Secured term loan interest payment in kind	—	33.2	—

	$(21.1)	$(137.7)	$34.3